Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2013
Future Minimum Lease Payments Under the Operating Leases
Future minimum lease payments required under the operating leases are as follows:

Year Ending December 31,
2013	$41,190
2014	183,217
2015	191,556
2016	101,226

Total	$517,189